Parties-in-Interest Transactions (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 377,571
Investments, at fair value:	585,743,136	$ 520,560,705
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 327,702
F.N.B. Corporation Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares	6,851,760	8,074,783
Investments, at fair value:	$ 117,175,933	$ 119,355,214
F.N.B. Corporation common stock dividends received	$ 3,541,879
F.N.B. Corporation common stock shares purchased by the Plan	677,323
F.N.B. Corporation aggregate cost of purchased common stock	$ 9,870,154
F.N.B. Corporation common stock shares sold by the Plan	1,763,507
F.N.B. Corporation proceeds from sale of common stock	$ 22,162,206
In-kind shares of F.N.B. Corporation stock distributed	136,839